Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of investments

The following table sets forth the investments that the Group holds as of December 31, 2023 and 2024, respectively.

	As of December 31,
	2023	2024

Equity method investments	179,966	193,062
Non-marketable equity investments	955,167	979,941
	1,135,133	1,173,003

Summary of assets and liabilities measured at fair value on recurring basis

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2023

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	-	2,960,821	-	2,960,821

December 31, 2024

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	-	2,832,382	-	2,832,382

Schedule of non-marketable equity investments fair value

	For the years ended December 31,
	2022	2023	2024

Upward adjustments	-	-	-
Downward adjustments (including impairment)	-	(2,479)	-
Total unrealized gain (losses)	-	(2,479)	-

	As of December 31,
	2023	2024

Initial cost basis	990,927	1,015,701
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(39,079)	(39,079)
Total carrying value at the end of the period	955,167	979,941

Schedule of interest income, interest expense and loan provision losses related to loans

The net interest income recorded in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Interest income	1,320,510	1,102,493	873,148
Less: Interest expense	(146,306)	(53,114)	(19,369)
Net interest income	1,174,204	1,049,379	853,779

Schedule of estimated useful life and residual value of property and equipment, net

Category	Estimated useful life	Residual value

Office building	30 years	5%
Office furniture and equipment	3-5 years	5%
Computer and electronic equipment	3-5 years	5%
Leasehold improvement	shorter of remaining lease period or estimated useful life	Nil
Software	1-5 years	Nil

Schedule of movement Of deferred guarantee income

Deferred guarantee income:

	For the years ended December 31,
	2022	2023	2024

Opening balance	1,089,503	1,805,164	1,882,036
Newly undertaken quality assurance obligations	3,780,101	4,555,867	4,719,210
Release of quality assurance obligations upon repayment	(3,064,440)	(4,478,995)	(5,085,296)
Ending balance	1,805,164	1,882,036	1,515,950

Schedule of expected credit losses for quality assurance commitment

Liability from quality assurance commitment:

	For the years ended December 31,
	2022	2023	2024

Opening balance	3,188,561	3,555,618	3,306,132
Provision for credit losses of quality assurance obligations	3,018,912	4,068,436	4,208,559
Payouts during the year	(9,301,920)	(11,440,275)	(11,035,006)
Recoveries during the year	6,650,065	7,122,353	6,484,431
Ending balance	3,555,618	3,306,132	2,964,116

Schedule of quality assurance obligation and receivables

The following table presents the Group’s quality assurance receivable as of December 31, 2023 and 2024:

	For the years ended December 31,
	2023	2024

Quality assurance receivable	2,285,007	2,066,540
Allowance for credit losses for quality assurance receivable	(529,392)	(426,949)
Quality assurance receivable, net	1,755,615	1,639,591

Schedule of quality assurance receivable

The Group evaluates expected credit losses of quality assurance receivable on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents quality assurance receivables based on type of borrowers and delinquency as of December 31, 2023 and 2024:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total quality assurance receivable
December 31, 2023
New borrowers	18,339	2,540	2,338	2,046	25,263	429,137	454,400
Repeat borrowers	62,011	12,610	11,276	10,339	96,236	1,734,371	1,830,607
Total	80,350	15,150	13,614	12,385	121,499	2,163,508	2,285,007

December 31, 2024
New borrowers	15,289	1,980	1,878	1,990	21,137	545,255	566,392
Repeat borrowers	44,905	10,349	10,177	10,422	75,853	1,424,295	1,500,148
Total	60,194	12,329	12,055	12,412	96,990	1,969,550	2,066,540

Schedule of information about movement of quality assurance receivable

The following table sets forth the movement in the allowance for credit losses for quality assurance receivable as of December 31, 2023 and 2024, respectively:

	For the years ended December 31,
	2022	2023	2024

Beginning balance	239,506	374,304	529,392
Provision for credit losses	176,310	354,366	378,695
Write-offs	(41,512)	(199,278)	(481,138)
Ending balance	374,304	529,392	426,949

Schedule of disaggregation of revenue

The following table sets forth the Group’s operating revenue from different service types:

	For the years ended December 31,
	2022		2023		2024
	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation

Loan facilitation service fees	4,106,467	324,311	4,187,976	332,528	3,951,236	743,144
Post-facilitation service fees	1,798,815	131,098	1,869,214	100,491	1,610,744	129,497
Other revenue
-borrowers referral fee	-	168,430	-	220,480	-	269,536
-others	110,244	256,194	101,293	207,089	115,538	307,054
	6,015,526	880,033	6,158,483	860,588	5,677,518	1,449,231

Beijing Paipairongxin Investment Consulting Company Limited [Member]
Schedule of financial information of VIE and its subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries (including the consolidated trusts), which are included in the Group’s consolidated financial statements. Transactions between the VIEs (including the consolidated trusts) and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2023	2024
	RMB	RMB

Cash and cash equivalents	2,106,153	2,343,220
Restricted cash	1,502,159	1,889,665
Short-term investments	1,639,762	1,653,847
Accounts receivable and contract assets	1,935,393	2,106,533
Quality assurance receivable	1,485,333	1,100,960
Property, equipment and software, net	15,717	489,931
Intangible assets	34,932	48,932
Right of use assets	31,213	23,995
Loans and receivables, net of credit loss allowance for loans receivables	649,839	3,499,667
Investments	964,755	972,952
Investment in subsidiaries	108,800	113,571
Deferred tax assets	1,079,307	2,042,468
Amounts due from Group companies	2,544,968	2,457,600
Amounts due from related parties	4,867	952
Prepaid expenses and other assets	3,096,253	816,569
Total assets	17,199,451	19,560,862

Deferred guarantee income	1,603,682	1,283,000
Liability from quality assurance commitment	2,985,013	2,591,768
Payroll and welfare payable	142,614	153,686
Taxes payable	133,473	561,475
Funds payable to investors of consolidated trusts	436,322	793,720
Contract liabilities	5,109	10,185
Deferred tax liabilities	65,201	112,604
Leasing liabilities	32,811	22,673
Amounts due to Group companies	6,248,306	7,533,335
Amounts due to related parties	134	130
Accrued expenses and other liabilities	702,030	878,881
Total liabilities	12,354,695	13,941,457

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Third-party revenues	9,340,431	9,859,539	9,796,032
Group company revenues	535,053	498,189	391,348
Net revenues	9,875,484	10,357,728	10,187,380
Third-party expenses	(3,567,004)	(3,633,284)	(3,777,621)
Group company expenses	(3,343,680)	(3,542,004)	(2,414,323)
Related party expenses	(37)	-	-
Provision for accounts receivable and contract assets	(284,384)	(78,148)	(137,321)
Provision for loans receivable	(92,790)	(30,394)	(38,823)
Credit losses for quality assurance commitment	(2,981,336)	(3,557,174)	(3,584,954)
Total operating expenses	(10,269,231)	(10,841,004)	(9,953,042)
Income from subsidiaries	2,379	3,719	6,099
Income (loss) from operations	(391,368)	(479,557)	240,437
Other income, net	158,724	232,074	197,116
Profit (loss) before income tax expense	(232,644)	(247,483)	437,553
Income tax expenses	(23,242)	(35,112)	(88,667)
Net profit (loss)	(255,886)	(282,595)	348,886

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Cash used in operating activities under service agreements for Group companies	(3,598,761)	(2,132,263)	(828,977)
Cash provided by operating activities under service agreements for Group companies	650,751	555,623	599,941
Net cash provided by operating activities for third-parties	1,298,627	985,102	3,146,094
Net cash provided by (used in) operating activities	(1,649,383)	(591,538)	2,917,058
Capital contribution to Group companies	(10,020)	-	-
Collection of loans from Group companies	72,373	122,365	228,155
Cash paid as loans extended to Group companies	(304,533)	(408,030)	(215,882)
Other investing activities	(756,382)	1,579,038	(2,566,463)
Net cash provided by (used in) investing activities	(998,562)	1,293,373	(2,554,190)
Repayment of loans to Group companies	(134,307)	(1,667,749)	(3,655,152)
Cash received as loans from Group companies	1,533,401	1,357,249	3,576,456
Other financing activities	(96,736)	(1,462,779)	340,401
Net cash provided by (used in) provided by financing activities	1,302,358	(1,773,279)	261,705